UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 10-D
ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934
For the monthly distribution period from February 1, 2018 to February 28, 2018
Commission File Number of issuing entity: 333-207329-08
Central Index Key Number of issuing entity: 0001718592
CarMax Auto Owner Trust 2017-4
(Exact name of issuing entity as specified in its charter)
Commission File Number of depositor: 333-207329
Central Index Key Number of depositor: 0001259380
CarMax Auto Funding LLC
(Exact name of depositor as specified in its charter)
Central Index Key Number of sponsor (if applicable): 0001601902
CarMax Business Services, LLC
(Exact name of sponsor as specified in its charter)
Enrique Mayor-Mora, Vice President and Treasurer, (804) 935-4512
(Name and telephone number, including area code, of the person to contact in connection with this filing)
Delaware
(State or other jurisdiction of incorporation or organization of the issuing entity)
35-7173749
(I.R.S. Employer Identification No.)
c/o CarMax Auto Funding LLC
12800 Tuckahoe Creek Parkway, Suite 400, Richmond, Virginia 23238
(Address of principal executive offices of issuing entity) (Zip Code)
(804) 935-4512
(Telephone number, including area code)
Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b))

Class A-1 Asset-backed Notes	[ ]	[ ]	[X]	[ ]
Class A-2a Asset-backed Notes	[ ]	[ ]	[X]	[ ]
Class A-2b Asset-backed Notes	[ ]	[ ]	[X]	[ ]
Class A-3 Asset-backed Notes	[ ]	[ ]	[X]	[ ]
Class A-4 Asset-backed Notes	[ ]	[ ]	[X]	[ ]
Class B Asset-backed Notes	[ ]	[ ]	[X]	[ ]
Class C Asset-backed Notes	[ ]	[ ]	[X]	[ ]
Class D Asset-backed Notes	[ ]	[ ]	[X]	[ ]
Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.  Yes [X]  No [  ]
PART I – DISTRIBUTION INFORMATION
Item 1. Distribution and Pool Performance Information.
Distribution and pool performance information with respect to the receivables that comprise the assets of CarMax Auto Owner Trust 2017-4 is set forth in the monthly servicer’s certificate attached as Exhibit 99.1.
Item 1A. Asset-Level Information.
The Asset Data File and Asset Related Document, filed as Exhibits 102 and 103, respectively, to the registrant's Form ABS-EE filed on March 15, 2018 under File No. 333-207329-08 are hereby incorporated by reference into this Form 10-D.
ITEM 1121(c) OF REGULATION AB. REPURCHASES AND REPLACEMENTS
No activity to report for the Collection Period as required by Item 1121(c) of Regulation AB.
Date of Most Recent Form ABS-15G Filed Pursuant to Rule 15Ga-1: February 9, 2018.
Central Index Key (CIK) of Securitizer: 0001259380.
PART II – OTHER INFORMATION
Item 10. Exhibits.
Exhibit 99.1     Monthly Servicer's Certificate for the collection period commencing February 1, 2018 and ending February 28, 2018
Exhibit 102     Asset Data File (incorporated by reference to registrant's Form ABS-EE, Registration File Number 333-207329-08, filed on March 15, 2018)
Exhibit 103     Asset Related Document (incorporated by reference to registrant's Form ABS-EE, Registration File Number 333-207329-08, filed on March 15, 2018)

Signatures
Pursuant to the requirements of the Securities and Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

CARMAX AUTO OWNER TRUST 2017-4
(Issuing Entity)

		By:	CARMAX BUSINESS SERVICES, LLC,
as Servicer

Date:	March 15, 2018	By:	/s/ Enrique Mayor-Mora
Enrique Mayor-Mora
Vice President and Treasurer

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